PHOENIX INCOME AND GROWTH FUND

MARKET AND PORTFOLIO REVIEW

   Phoenix Income and Growth Fund produced solid absolute gains over this six-month reporting period, although trailing the market somewhat. For the six months ended October 31, 1995, Class A shares produced a total return of 8.59% and Class B shares returned 8.21%. For the same period the Balanced benchmark returned 11.05%. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges.

   During the last six months, we have maintained a moderately aggressive equity posture. Some of the Fund's holdings in the financial services sector, particularly exposure to some of the large multi-line insurance companies, have greatly benefited the performance of the portfolio. Limited exposure to the technology sector, which led the market advance for much of the year, was a drag on the Fund's performance.

   The Fund continues to provide highly diversified exposure to the equity and fixed-income markets, with an emphasis on current yield. We believe this is an excellent strategy for the investor who wants to participate in equity market advances, but wants to maintain a relatively low risk profile.

   Looking forward, we are focusing on a number of investment themes that we expect will provide attractive opportunities for the Fund. These themes include Deregulating Financial Services, Deregulating Media, and 21st Century Medicine, which are represented by holdings in the financial services, media and biotechnology industries. Also, our Rising Energy Demand theme remains a major thrust. We have recently increased holdings in the U.S. natural gas industry since we believe these companies will benefit from the ongoing strong demand for a clean energy alternative, as well as from improving industry fundamentals.

                       INVESTMENTS AT OCTOBER 31, 1995
                                 (Unaudited)

                                        STANDARD       PAR
                                        & POOR'S      VALUE
                                         RATING       (000)        VALUE
                                       -----------   --------   ------------
U.S. GOVERNMENT SECURITIES--18.0%
U.S. Treasury Bonds--1.8%
 U.S. Treasury Bonds 6.875%, '25           AAA       $15,000    $ 16,099,500
                                                                ------------
U.S. Treasury Notes--11.4%
 U.S. Treasury Notes 7.50%, '96            AAA        42,000      42,889,140
 U.S. Treasury Notes 7.375%, '97           AAA        17,000      17,556,580
 U.S. Treasury Notes 5.25%, '98            AAA        20,000      19,777,000
 U.S. Treasury Notes 5.875%, '99           AAA        19,500      19,579,365
                                                                ------------
                                                                  99,802,085
                                                                ------------
Agency Mortgage-Backed Securities--4.8%
 GNMA 6.50%, '05                           AAA        10,000       9,718,750
 GNMA 6.50%, '23-'24                       AAA        23,217      22,571,002
 GNMA 9%, '23-'25                          AAA         9,630      10,121,544
                                                                ------------
                                                                  42,411,296
                                                                ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $156,561,163)                                 158,312,881
                                                                ------------
MUNICIPAL BONDS--1.8%
Alabama--0.1%
 Alabama Agriculture/Mechanical
  Univ. 5.50%, '20                         AAA           800         777,808
                                                                ------------

California--0.9%
 California State G.O. 5.125%, '17         AAA       $ 2,000    $  1,833,440
 Long Beach Pension Obligation
  6.87%, '06                               AAA         3,000       3,001,080
 Sacramento County 95-A 6.625%, '06        AAA         3,400       3,366,544
                                                                ------------
                                                                   8,201,064
                                                                ------------
Illinois--0.4%
 Chicago O'Hare Int'l Airport
  Series C 5%, '18                         AAA         4,000       3,593,720
                                                                ------------
South Carolina--0.4%
 South Carolina Public Service Rev.
  Series C 5%, '18                         AAA         1,650       1,491,946
 South Carolina Public Service
  Series C 5%, '25                         AAA         2,000       1,770,980
                                                                ------------
                                                                   3,262,926
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $15,834,587)                                   15,835,518
                                                                ------------
CONVERTIBLE BONDS--12.7%
Conglomerates--1.7%
 Hanson America, Inc. Cv. 144A
  2.39%, '01 (b)                           AA         18,200      14,787,500
                                                                ------------

                         Phoenix Income and Growth Fund

                                        STANDARD       PAR
                                        & POOR'S      VALUE
                                         RATING       (000)        VALUE
                                       -----------   --------   ------------
Computer Software & Services--0.3%
 Softkey Sdcv 144A 5.50%, '00 (b)          NR        $ 3,000    $  2,535,000
                                                                    --------
Electrical Equipment--0.5%
 General Signal Corp. Cv. 5.75%,
  '02                                      A           4,000       4,145,000
                                                                    --------
Entertainment, Leisure & Gaming--4.2%
 Comcast Corp. Cv. 1.125%, '07             BB-        14,650       7,361,625
 Comcast Corp. Cv. SIRENS (3.375%,
  9/97) 5.50%, '05                         BB-         4,500       4,275,000
 Time Warner, Inc. Cv. 8.75%, '15          BBB-       20,989      21,750,214
 Turner Broadcasting Cv. 144A 0%,
  '07 (b) (c)                              BBB-        8,000       3,570,000
                                                                    --------
                                                                  36,956,839
                                                                 -----------
Food--1.4%
 Grand Metropolitan PLC Cv. 144A
  6.50%, '00 (b)                           AA         10,750      12,201,250
                                                                    --------
Health Care--Drugs--0.7%
 Chiron Corp. Cv. 144A 1.90%, '00
  (b)                                      A-          2,500       2,284,375
 Genzyme Corp. Cv. 6.75%. '01              BB-         3,000       3,562,500
                                                                    --------
                                                                   5,846,875
                                                                    --------
Insurance--0.1%
 Chubb Corp. Cv. 6%, '98                   AAA         1,000       1,097,500
                                                                    --------
Natural Gas--0.9%
 Apache Corp. Cv 144A 6%,
  '02 (b)                                  BBB         2,500       2,743,750
 Consolidated Natural Gas Co. Cv.
  7.25%, '15                               AA          5,300       5,485,500
                                                                    --------
                                                                   8,229,250
                                                                 -----------
Office & Business Equipment--0.3%
 EMC Corp. Cv. 4.25%, '01                  BB-         3,000       3,000,000
                                                                    --------
Oil--0.8%
 Pennzoil Co. Cv. 6.50%, '03               BBB+        6,000       6,900,000
                                                                    --------
REITS--0.9%
 Health Care Property, Inc. Cv.
  144A 6%, '00 (b)                         BBB+        1,500       1,473,750
 Liberty Property Trust Cv.
  8%, '01                                  NR          6,000       6,180,000
                                                                    --------
                                                                   7,653,750
                                                                 -----------
Retail--Drug--0.5%
 Rite Aid Corp. Cv. 0%, '06 (c)            A-          8,500       4,218,125
                                                                    --------
Telecommunications Equipment--0.4%
 General Instrument Corp. Cv. 5%,
  '00                                      BBB         3,750       3,768,750
                                                                    --------
TOTAL CONVERTIBLE BONDS
  (Identified cost $111,884,377)                                 111,339,839
                                                                 -----------
NON-CONVERTIBLE BONDS--16.9%
Airlines--2.7%
 AMR Corp. 9.50%, '01                      BBB-      $ 9,000    $  9,920,610
 United Airlines, 91-A1,
  9.20%, '08                               BBB-        8,534       9,089,103
 United Airlines, 93-A3
  8.39%, '11                               BBB-        5,000       5,100,000
                                                                    --------
                                                                  24,109,713
                                                                 -----------
Auto & Truck Parts--0.5%
 American Car Line Equipment 8.25%,
  '08                                      BBB         4,329       4,441,680
                                                                    --------
Banks--0.4%
 Citicorp 9%, '99                          A+          3,000       3,247,500
                                                                    --------
Chemical--Specialty--0.4%
 Borden Chemical & Plastics 9.50%,
  '05                                      BBB-        3,000       3,090,000
                                                                    --------
Computer Software & Services--0.6%
 CSC Enterprises
  144A 6.80%, '99 (b)                      AA          5,000       5,070,000
                                                                    --------
Entertainment, Leisure & Gaming--3.6%
 Rogers Cablesystems Ltd. 9.625%,
  '02                                      BBB-        8,000       8,200,000
 Royal Caribbean Cruises
  8.25%, '05                               BBB         5,000       5,352,000
 Turner Broadcasting
  7.40%, '04                               BBB-        5,000       4,974,250
 Turner Broadcasting
  8.375%, '13                              BBB-        3,000       3,080,520
 Viacom International 8%, '06              BB+        10,000       9,925,000
                                                                    --------
                                                                  31,531,770
                                                                 -----------
Hospital Management & Services--1.4%
 Columbia Healthcare Corp. 6.50%,
  '99                                      A-          7,000       7,032,760
 Tenet Healthcare Corp. 9.625%, '02        BB-         5,000       5,400,000
                                                                    --------
                                                                  12,432,760
                                                                 -----------
Industrial--0.4%
 Laidlaw, Inc. 7.875%, '05                 A-          3,000       3,190,770
                                                                    --------
Lodging & Restaurants--1.1%
 Host Marriott Travel Plaza
  144A 9.50%, '05 (b)                      BB+         5,000       4,900,000
 Marriott International
  7.125%, '07                              A           5,000       5,051,950
                                                                    --------
                                                                   9,951,950
                                                                 -----------
Natural Gas--0.5%
 Coastal Corp. 8.125%, '02                 BBB-        4,000       4,254,920
                                                                    --------
Non-Agency Mortgage Backed--3.0%
 G.E. Capital Mortgage Serv. 94-9,
  M 6.50%, '24                             AAA       11,807      10,881,099
 Prudential Home Mortgage 94-15, M
  6.80%, '24                               Aa((d))    8,611       8,078,401

                     See Notes to Financial Statements.

Phoenix Income and Growth Fund

                                        STANDARD       PAR
                                        & POOR'S      VALUE
                                         RATING       (000)        VALUE
                                       -----------   --------   ------------
Non-Agency Mortgage Backed (continued)
 Resolution Trust Corp.
  94-C2, C 8%, '25                         A+        $7,650     $  7,867,547
                                                                ------------
                                                                  26,827,047
                                                                ------------
Publishing, Broadcasting, Printing & Cable--1.3%
 News America Holdings
  9.125%, '99                              BBB+       5,000        5,420,150
 News America Holdings
  10.125%, '12                             BBB+       5,000        5,735,000
                                                                ------------
                                                                  11,155,150
                                                                ------------
REITS--0.3%
 Meditrust Corp. 7.375%, '00               BBB        3,000        3,035,250
                                                                ------------
Textile & Apparel--0.6%
 Westpoint Stevens 8.75%, '01              BB+        5,000        5,075,000
                                                                ------------
Tobacco--0.1%
 RJR Nabisco, Inc. 8%, '01                 BBB        1,000        1,012,780
                                                                ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $144,266,973)                                 148,426,290
                                                                ------------

                                                      SHARES
                                                      -------
CONVERTIBLE PREFERRED STOCKS--6.5%
Bank--0.5%
 Barnett Banks, Inc. $4.50 Cv. Pfd.                    42,000     4,410,000
                                                                 -----------
Diversified Financial Services--0.4%
 Great Western Financial Corp.
  $4.375 Cv. Pfd.                                         300        17,513
 H. F. Ahmanson & Co. Cv. Pfd.                         60,000     3,435,000
                                                                 -----------
                                                                  3,452,513
                                                                 -----------
Electrical Equipment--0.8%
 Westinghouse Electric Corp. Cv. Pfd.
  144A $1.30 (b)                                      500,000     7,000,000
                                                                 -----------
Metals & Mining--0.7%
 Freeport-McMoRan Copper Cv. Pfd.
  (5%, '96) 7%, '02                                   275,000     6,565,625
                                                                 -----------
Oil--2.5%
 ARCO 9% "Lyondell"                                   200,000     4,475,000
 Occidental Petroleum Corp.
  144A 3.875%, Cv. Pfd. (b)                           195,000    10,846,875
 Unocal Corp. 144A $3.50 Cv. Pfd. (b)                 125,000     6,531,250
                                                                 -----------
                                                                 21,853,125
                                                                 -----------
Paper & Forest Products--0.6%
 International Paper Co. 144A Cv. Pfd
  5.25% (b)                                           120,000     5,280,000
                                                                 -----------
Tobacco--0.6%
 RJR Nabisco, Inc.
  9.25% PERCS                                         825,000     5,156,250
                                                                 -----------
Utility--Telephone--0.4%
 Sprint Corp. Cv. Pfd. DECS 8.25%,
  '00                                                  84,400     3,080,600
                                                                 -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $56,274,174)                                  56,798,113
                                                                 -----------

                                                      SHARES       VALUE
                                                      -------   -----------
PREFERRED STOCKS--3.2%
Banks--1.0%
 Citicorp 8%, Pfd.                                    200,000   $ 5,050,000
 Shawmut National Corp. 9.30%, Pfd.                   150,000     3,975,000
                                                                 ----------
                                                                  9,025,000
                                                                 ----------
Insurance--0.5%
 Aon Corp. 8%, Pfd.                                   166,500     4,266,562
                                                                 ----------
Natural Gas--0.6%
 Enron Capital $2.00 Pfd.                             225,000     5,625,000
                                                                 ----------
Publishing, Broadcasting, Printing & Cable--1.1%
 News Corp. Overseas LTD. Series A
  8.625%, Pfd.                                        400,000    10,100,000
                                                                 ----------
TOTAL PREFERRED STOCKS
  (Identified cost $29,120,575)                                  29,016,562
                                                                 ----------
COMMON STOCKS--31.8%
Advertising--0.9%
 Interpublic Group Companies, Inc.                    100,000     3,875,000
 Omnicom Group, Inc.                                   70,000     4,471,250
                                                                 ----------
                                                                  8,346,250
                                                                 ----------
Aerospace & Defense--0.7%
 Loral Corp.                                          200,000     5,925,000
                                                                 ----------
Beverages--0.6%
 Seagram Company Ltd.                                 150,000     5,400,000
                                                                 ----------
Chemical--Specialty--0.5%
 Air Products & Chemicals, Inc.                        80,000     4,130,000
                                                                 ----------
Diversified Financial Services--2.8%
 American Express Co.                                 175,000     7,109,375
 Morgan Stanley Group, Inc.                            40,000     3,480,000
 Travelers Group, Inc. (c)                            270,000    13,635,000
                                                                 ----------
                                                                 24,224,375
                                                                 ----------
Electronics--2.2%
 Perkin Elmer Corp.                                   550,000    19,318,750
                                                                 ----------
Health Care--Diversified--0.9%
 Warner-Lambert Co. (c)                                92,000     7,831,500
                                                                 ----------
Insurance--3.9%
 Aetna Life & Casualty Co.                            250,000   17,593,750
 Allstate Corp.                                       125,000    4,593,750
 American International Group, Inc.                    30,000    2,531,250
 Cigna Corp.                                          100,000    9,912,500
                                                                 ----------
                                                                34,631,250
                                                                 ----------
Miscellaneous--0.5%
 Hillenbrand Industries, Inc.                         125,000    3,968,750
                                                                 ----------
Natural Gas--4.3%
 Consolidated Natural Gas Co.                         240,000    9,120,000
 El Paso Natural Gas Co.                              330,000    8,910,000
 Enron Corp.                                          250,000    8,593,750
 Equitable Resources, Inc.                            309,200    9,044,100
 Seagull Energy Corp. (c)                             150,000    2,568,750
                                                                 ----------
                                                                38,236,600
                                                                 ----------

             See Notes to Financial Statements.

Phoenix Income and Growth Fund

                                       SHARES       VALUE
                                       -------   ------------
Oil--4.8%
 Amoco Corp.                            32,857   $  2,098,741
 Atlantic Richfield Co.                150,000     16,012,500
 Diamond Offshore Drilling (c)          28,000        696,500
 Mobil Corp.                            50,000      5,037,500
 Noble Affiliates, Inc.                145,000      3,588,750
 Sun Company, Inc.                     150,000      4,293,750
 Tosco Corp.                            75,000      2,587,500
 Union Pacific Resources Group          37,900        862,225
 Unocal Corp.                          165,000      4,331,250
 Valero Energy Corp.                   100,000      2,362,500
                                                  -----------
                                                   41,871,216
                                                  -----------
Pollution Control--1.2%
 Browning-Ferris Industries, Inc.      128,000      3,728,000
 WMX Technologies, Inc.                250,000      7,031,250
                                                  -----------
                                                   10,759,250
                                                  -----------
REITS--0.5%
 Meditrust Corp.                        96,296      3,249,990
 Patriot American Hospitality (c)       55,000      1,340,625
                                                  -----------
                                                    4,590,615
                                                  -----------
Tobacco--1.8%
 American Brands, Inc.                 209,000      8,960,875
 Philip Morris Companies, Inc.          85,000      7,182,500
                                                  -----------
                                                   16,143,375
                                                  -----------
Utility--Electric--1.2%
 CMS Energy Corp.                      200,000      5,525,000
 Illinova Corp.                         85,000      2,411,875
 Pinnacle West Capital Corp.            90,000      2,475,000
                                                  -----------
                                                   10,411,875
                                                  -----------
Utility--Telephone--5.0%
 AT&T Corp.                            160,000     10,240,000
 BCE, Inc.                             125,000      4,203,125
 Frontier Corp. (c)                    100,000      2,700,000
 GTE Corp.                             250,000     10,312,500
 NYNEX Corp.                           250,000     11,750,000
 U.S. West Communications, Inc. (c)    100,000      4,762,500
                                                  -----------
                                                   43,968,125
                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $247,972,398)                  279,756,931
                                                  -----------
FOREIGN COMMON STOCKS--2.2%
Autos & Trucks--0.3%
 Kyocera (Japan)                        12,000        983,520
 Nissan Motor (Japan)                  138,000        931,293
 Toyota Motor (Japan)                   48,000        891,840
                                                  -----------
                                                    2,806,653
                                                  -----------
Bank--0.2%
 Mitsubishi Trust & Banking (Japan)    121,000   $  1,692,790
                                                  -----------
Healthcare--Drugs--0.6%
 Pharmacia Aktiebolag-SP ADR
  (Sweden)                             150,000      5,250,000
                                                  -----------
Oil--1.1%
 Royal Dutch Petroleum Co. ADR
  (Netherlands)                         75,000      9,215,625
                                                  -----------
Textile & Apparel--0.0%
 Gucci Group NV (Italy) (c)             13,000        390,000
                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $17,621,036)                    19,355,068
                                                  -----------
TOTAL LONG-TERM INVESTMENTS--93.1%
  (Identified cost $779,535,283)                  818,841,202
                                                  -----------

                               STANDARD    PAR
                               & POOR'S   VALUE
                                RATING    (000)
                               --------   ------   -------------
SHORT-TERM OBLIGATIONS--8.0%
Commercial Paper--8.0%
 Emerson Electric Co.
  5.70%, 11-1-95                 A-1+    $ 4,015      4,015,000
 Anheuser-Busch Cos., Inc.
  5.82%, 11-1-95                 A-1+     20,000     20,000,000
 Minnesota Mining &
  Manufacturing 5.70%,
  11-1-95                        A-1+      4,210      4,210,000
 Mobil Corp. 5.85%, 11-1-95      A-1+      9,110      9,110,000
 Anheuser-Busch Cos., Inc.
  5.65%, 11-3-95                 A-1+      4,525      4,523,579
 First Deposit Funding
  Trust 5.74%, 11-6-95           A-1+      2,275      2,273,186
 Philip Morris Cos.
  5.72%, 11-6-95                 A-1+        855        854,321
 Southwestern Bell
  Telephone 5.73%, 11-7-95       A-1+      4,195      4,190,994
 Exxon Imperial U.S., Inc.
  5.72%, 11-8-95                 A-1+     10,000      9,988,878
 Southwestern Bell
  Telephone 5.70%, 11-14-95      A-1+     11,000     10,977,358
                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $70,143,316)                      70,143,316
                                                    ------------
TOTAL INVESTMENTS--101.1%
  (Identified cost $849,678,599)                    888,984,518(a)
Cash & receivables, less liabilities--(1.1%)         (9,336,249)
                                                    ------------
NET ASSETS--100.0%                                 $879,648,269
                                                    ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,989,386 and gross depreciation of $12,683,467 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $849,678,599.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amount to a value of $79,223,750 or 9.01% of net assets.

(c) Non-income producing

(d) As rated by Moody's, Fitch or Duff & Phelp's

ADR--American Depository Receipt

                      See Notes to Financial Statements.

                         Phoenix Income and Growth Fund

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                 (Unaudited)

Assets
Investment securities at value
  (Identified cost $849,678,599)                        $888,984,518
Receivables
 Investment securities sold                               12,709,328
 Fund shares sold                                            497,615
 Dividends and interest                                    8,217,594
                                                         ------------
  Total assets                                           910,409,055
                                                         ------------
Liabilities
Payables
 Custodian                                                   322,111
 Investment securities purchased                          28,079,102
 Fund shares repurchased                                   1,163,481
 Investment advisory fee                                     526,210
 Distribution fee                                            435,839
 Financial agent fee                                          22,552
 Trustees' fee                                                 6,472
 Transfer agent fee                                          129,679
Accrued expenses                                              75,340
                                                         ------------
  Total liabilities                                       30,760,786
                                                         ------------
Net Assets                                              $879,648,269
                                                         ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest        $834,823,285
Undistributed net investment income                        1,710,960
Accumulated net realized gains                             3,808,105
Net unrealized appreciation                               39,305,919
                                                         ------------
Net Assets                                              $879,648,269
                                                         ============
Class A
Shares of beneficial interest outstanding, $.0001
  par value, unlimited authorization
  (Net Assets $492,413,627)                               52,296,114
Net asset value per share                                      $9.42
Offering price per share
 $9.42/(1 - 4.75%)                                             $9.89
Class B
Shares of beneficial interest outstanding, $.0001
  par value, unlimited authorization (Net Assets
  $387,234,642)                                           41,090,990
Net asset value and offering price per share                   $9.42

                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1995
                                 (Unaudited)

Investment Income
Dividends                                             $ 8,861,301
Interest                                               16,977,981
                                                       ----------
  Total investment income                              25,839,282

Expenses
Investment advisory fee                                 3,142,058
Distribution fee--Class A                                 628,786
Distribution fee--Class B                               1,973,511
Financial agent fee                                       134,660
Transfer agent                                            742,629
Registration                                               48,881
Printing                                                   39,142
Custodian                                                  32,710
Professional                                               28,339
Trustees                                                   14,853
Miscellaneous                                              13,383
                                                       ----------
  Total expenses                                        6,798,952
                                                       ----------
Net investment income                                  19,040,330
                                                       ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gains on securities                       33,484,091
Net realized gains on foreign currency
  transactions                                            665,616
Net unrealized appreciation on investments             18,501,939
                                                       ----------
Net gain on investments                                52,651,646
                                                       ----------
Net increase in net assets resulting from
  operations                                          $71,691,976
                                                       ==========

                      See Notes to Financial Statements.

                         Phoenix Income and Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Six Months
                                                                            Ended               Year
                                                                       October 31, 1995        Ended
                                                                         (Unaudited)       April 30, 1995
                                                                       ----------------  -----------------
From Operations
 Net investment income                                                   $ 19,040,330      $  42,940,111
 Net realized gain (loss)                                                  34,149,707        (15,384,412)
 Net unrealized appreciation                                               18,501,939         20,259,660
                                                                         --------------     ---------------
 Increase in net assets resulting from operations                          71,691,976         47,815,359
                                                                         --------------     ---------------
From Distributions to Shareholders
 Net investment income--Class A                                           (11,743,158)       (25,024,482)
 Net investment income--Class B                                            (7,408,208)       (16,394,441)
 Net realized gains--Class A                                                       --        (18,457,864)
 Net realized gains--Class B                                                       --        (14,684,720)
 Distribution in excess of accumulated net realized gains--Class A                 --         (8,670,770)
 Distribution in excess of accumulated net realized gains--Class B                 --         (6,812,748)
                                                                         --------------     ---------------
 Decrease in net assets from distributions to shareholders                (19,151,366)       (90,045,025)
                                                                         --------------     ---------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,328,001 and 8,604,772 shares,
  respectively)                                                            21,658,963         77,928,546
 Net asset value of shares issued from reinvestment of distributions
  (956,403 and 4,857,806 shares, respectively)                              8,958,925         41,693,221
 Cost of shares repurchased (6,196,447 and 14,515,244 shares,
  respectively)                                                           (57,671,508)      (130,803,842)
                                                                         --------------     ---------------
Total                                                                     (27,053,620)       (11,182,075)
                                                                         --------------     ---------------
Class B
 Proceeds from sales of shares (1,752,395 and 8,760,924 shares,
  respectively)                                                            16,310,751         79,839,220
 Net asset value of shares issued from reinvestment of distributions
  (569,516 and 3,254,429 shares, respectively)                              5,342,942         27,882,891
 Cost of shares repurchased (4,757,148 and 9,116,661 shares,
  respectively)                                                           (44,233,070)       (81,271,548)
                                                                         --------------     ---------------
Total                                                                     (22,579,377)        26,450,563
                                                                         --------------     ---------------
 (Decrease) increase in net assets from share transactions                (49,632,997)        15,268,488
                                                                         --------------     ---------------
 Net increase (decrease) in net assets                                      2,907,613        (26,961,178)
Net Assets
 Beginning of period                                                      876,740,656        903,701,834
                                                                         --------------     ---------------
 End of period (including undistributed net investment income of
  $1,710,960 and $1,821,996, respectively)                               $879,648,269      $ 876,740,656
                                                                         ==============     ===============

                      See Notes to Financial Statements.

                         Phoenix Income and Growth Fund

                             FINANCIAL HIGHLIGHTS
     (Selected data for share outstanding throughout the indicated period)

                                                                      Class A
                                       ---------------------------------------------------------------------
                                        Six Months
                                           Ended
                                        October 31,
                                           1995                        Year Ended April 30,
                                        (Unaudited)      1995       1994       1993          1992       1991
                                       -------------   --------   --------   --------      --------   ---------
Net asset value, beginning of
  period                                 $   8.88      $   9.33   $   9.92   $   9.13      $   8.48   $   7.89
Income from investment operations:
  Net investment income                      0.22          0.46       0.45       0.43((1))     0.45       0.45
  Net realized and unrealized gain
  (loss)                                     0.54          0.03      (0.08)      0.88          0.88       0.65
                                        ------------    -------    -------    -------       -------    --------
   Total from investment operations          0.76          0.49       0.37       1.31          1.33       1.10
                                        ------------    -------    -------    -------       -------    --------
Less distributions:
 Dividends from net investment
  income                                    (0.22)        (0.45)     (0.44)     (0.44)        (0.44)     (0.44)
 Distributions from net realized
  gains                                        --         (0.33)     (0.52)     (0.08)        (0.24)     (0.07)
 Distributions in excess of
  accumulated net realized gains               --         (0.16)        --         --            --         --
                                        ------------    -------    -------    -------       -------    --------
   Total Distributions                      (0.22)        (0.94)     (0.96)     (0.52)        (0.68)     (0.51)
                                        ------------    -------    -------    -------       -------    --------
Change in net asset value                    0.54         (0.45)     (0.59)      0.79          0.65       0.59
                                        ------------    -------    -------    -------       -------    --------
Net asset value, end of period              $9.42         $8.88      $9.33      $9.92         $9.13      $8.48
                                        ============    =======    =======    =======       =======    ========
Total return((2))                            8.59%((4))    5.95%      3.38%     14.78%        16.28%     14.60%
Ratios/supplemental data:
 Net assets, end of period
  (thousands)                            $492,414      $490,225   $524,855   $514,803      $357,366   $254,013
Ratio to average net assets of:
  Expenses                                   1.20%((3))     1.16%     1.23%      1.33%         1.38%      1.43%
  Net investment income                      4.60%((3))     5.07%     4.57%      4.60%         4.99%      5.52%
Portfolio turnover                             82%((3))       90%       88%        44%           32%        38%

                                                                              Class B
                                                     ----------------------------------------------------------
                                                      Six Months
                                                        Ended                                           From
                                                     October 31,                                      Inception
                                                         1995            Year Ended April 30,         1/3/92 to
                                                     (Unaudited)      1995       1994       1993       4/30/92
                                                     -------------   --------   --------   --------   ---------
Net asset value, beginning of period                      $8.88        $9.32      $9.92      $9.13       $8.98
Income from investment operations:
  Net investment income                                    0.18         0.39       0.38       0.25((1))   0.08
  Net realized and unrealized gain (loss)                  0.54         0.04      (0.08)      1.00        0.15
                                                      ------------    -------    -------    -------    --------
   Total from investment operations                        0.72         0.43       0.30       1.25        0.23
                                                      ------------    -------    -------    -------    --------
Less distributions:
 Dividends from net investment income                     (0.18)       (0.38)     (0.38)     (0.38)      (0.08)
 Distributions from net realized gains                       --        (0.33)     (0.52)     (0.08)         --
 Distributions in excess of accumulated net
  realized gains                                             --        (0.16)        --         --          --
                                                      ------------    -------    -------    -------    --------
   Total Distributions                                    (0.18)       (0.87)     (0.90)     (0.46)      (0.08)
                                                      ------------    -------    -------    -------    --------
Change in net asset value                                  0.54        (0.44)     (0.60)      0.79        0.15
                                                      ------------    -------    -------    -------    --------
Net asset value, end of period                            $9.42        $8.88      $9.32      $9.92       $9.13
                                                      ============    =======    =======    =======    ========
Total return((2))                                          8.21%((4))   5.23%      2.62%     14.09%       2.69%((4))
Ratios/supplemental data:
 Net assets, end of period (thousands)                 $387,235     $386,515   $378,847   $217,432     $21,983
Ratio to average net assets of:
  Expenses                                                 1.95%((3))     1.91%     1.91%     2.03%       2.08%((3))
  Net investment income                                    3.84%((3))     4.32%     3.98%     3.73%       4.07%((3))
Portfolio turnover                                           82%((3))       90%       88%       44%         32%

((1))Because of the significant increase in outstanding Fund shares during fiscal 1993, the per share amount for net investment income was computed using a monthly average number of shares outstanding during the year.

((2))Maximum sales charge is not reflected in total return calculation.

((3))Annualized

((4))Not annualized

                      See Notes to Financial Statements.

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

   Securities listed or traded on a national securities exchange are valued at the last sale price, or if there had been no sale of the security on that day, at the mean between the last bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices; and if no active market exists, at the bid price. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it received selling commissions of $46,218 for Class A shares and deferred sales charges of $970,467 for Class B shares for the six months ended October 31, 1995. In addition, the

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited) (Continued)

Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1995, $1,663,564 was earned by the Distributor and $938,733 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1995, transfer agent fees were $742,629 of which PEPCO retained $262,570 which is net of fees paid to State Street.

   At October 31, 1995, PHL and affiliates held 103 Class A shares and 15 Class B shares of the Fund with a combined value of $1,110.

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities, for the six months ended October 31, 1995, aggregated $347,671,072 and $415,875,637, including $71,972,109 and $125,145,477 of U.S. Government securities, respectively.

4. CAPITAL LOSS CARRYOVERS

   Under current tax law, capital losses realized after October 31, 1994 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1995, the Fund elected to defer $30,422,043 in losses occurring between November 1, 1994 and April 30, 1995.



   This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

PHOENIX INCOME AND GROWTH FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
James M. Dolan, Vice President
John M. Hamlin, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert, Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

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

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

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

Phoenix Funds

Phoenix Income
and Growth Fund
Semiannual Report
October 31, 1995

[photo of old dollar bills]

[Phoenix Duff & Phelps logo]

Phoenix Income and Growth Fund
P.O. Box 2200
Enfield, CT 06083-2200

[Phoenix Duff & Phelps logo]

PDP 661 (12/95)

    Bulk Rate Mail
     U.S. Postage
         PAID
    Springfield, MA
    Permit No. 444